Employee Headcount	12 Months Ended
Dec. 31, 2019
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.5) as well as SAP’s Compensation Report.

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2019				12/31/2018				12/31/2017
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	6,501	4,426	5,361	16,288	6,341	4,268	5,374	15,983	5,869	3,895	4,719	14,482
Services	8,250	6,018	5,971	20,239	8,120	5,736	5,620	19,476	7,536	4,878	4,965	17,379
Research and development	12,710	5,793	9,131	27,634	12,478	5,651	8,930	27,060	11,349	5,250	8,273	24,872
Sales and marketing	10,205	10,368	5,209	25,781	9,843	9,452	4,918	24,213	9,196	9,169	4,854	23,219
General and administration	3,161	2,123	1,246	6,530	2,906	1,970	1,147	6,024	2,676	1,781	1,047	5,504
Infrastructure	2,220	984	654	3,859	2,160	951	631	3,742	1,732	855	501	3,087
SAP Group (12/31)	43,048	29,712	27,571	100,330	41,848	28,029	26,620	96,498	38,357	25,827	24,359	88,543
Thereof acquisitions	338	1,638	137	2,113	657	952	434	2,043	149	133	7	289
SAP Group (months' end average)	42,697	29,368	27,092	99,157	40,496	27,454	25,759	93,709	37,512	25,459	24,029	86,999